Share-based awards and other equity instruments - Narrative (Details)		12 Months Ended
	Oct. 22, 2020 EUR (€) grantee shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2016 member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of shares exercised		€ 3,100,000	€ 10,800,000	€ 2,200,000
Number of awards affected, plan modification (in shares) | shares	3,580,049
Number of grantees affected, plan modification | grantee	3
Incremental compensation expense, plan modification	€ 1,000,000
Number of awards cancelled (in shares) | shares				2,032,743
Share-based compensation		15,300,000	17,300,000	€ 15,100,000
Income tax benefit related to share-based compensation expense		0	0	0
Proceeds from exercise of option awards		118,000	€ 1,270,000	€ 87,000
Unrecognized share-based compensation expense		€ 18,400,000
Unrecognized share-based compensation expense, period for recognition		1 year 9 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term (in years)					10 years
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares		59,635,698
Number of supervisory board members in plan administration committee | member					2
Share-based payment award, term (in years)					10 years